UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
                             -----------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
                               ------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
                               ------------------
                     (Name and address of agent for service)


     Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Burnham Fund

     PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS 84.68%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY 8.64%
AUTO MANUFACTURERS 2.83%
   -  Ford Motor Co.(a)                                   150,000   $  1,081,500
      Toyota Motor Corp. - Sponsored
         ADR(a)                                            10,000        785,700
                                                                    ------------
                                                                       1,867,200
                                                                    ------------
CONSUMER ELECTRONICS 0.88%
      Sony Corp. - Sponsored ADR(a)                        20,000        584,000
                                                                    ------------
RESTAURANTS 4.93%
   -  Chipotle Mexican Grill, Inc.,
         Class A(a)                                        10,000        970,500
      McDonald's Corp.                                     40,000      2,282,800
                                                                    ------------
                                                                       3,253,300
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY (COST: $3,970,146)                        5,704,500
                                                                    ------------
CONSUMER STAPLES 6.75%
HOUSEHOLD PRODUCTS 1.75%
      The Procter & Gamble Co.                             20,000      1,158,400
                                                                    ------------
PACKAGED FOOD & MEATS 1.45%
   -  The Hain Celestial Group, Inc.                       50,000        958,500
                                                                    ------------
SOFT DRINKS 3.55%
      PepsiCo, Inc.                                        40,000      2,346,400
                                                                    ------------
TOTAL CONSUMER STAPLES (COST: $3,627,418)                              4,463,300
                                                                    ------------
ENERGY 17.84%
INTEGRATED OIL & GAS 7.14%
      BP p.l.c. - ADR(a)                                   15,000        798,450
      Chevron Corp.                                        20,000      1,408,600
      ConocoPhillips                                       10,000        451,600
      Exxon Mobil Corp.                                    30,000      2,058,300
                                                                    ------------
                                                                       4,716,950
                                                                    ------------
OIL & GAS - EXPLORATION & PRODUCTION 3.06%
      Devon Energy Corp.                                   30,000      2,019,900
                                                                    ------------
OIL & GAS - STORAGE & TRANSPORTATION 7.64%
   -  Kinder Morgan Management, LLC                        43,882      2,077,813
      MarkWest Energy Partners, LP                         30,000        708,900
      The Williams Companies, Inc.                        100,000      1,787,000
      Williams Partners LP                                 20,000        465,800
                                                                    ------------
                                                                       5,039,513
                                                                    ------------
TOTAL ENERGY (COST: $7,285,869)                                       11,776,363
                                                                    ------------
FINANCIAL SERVICES 10.33%
ASSET MANAGEMENT & CUSTODY BANKS 1.10%
      The Bank of New York Mellon Corp.                    25,000        724,750
                                                                    ------------
CONSUMER FINANCE 3.85%
      American Express Co.                                 75,000      2,542,500
                                                                    ------------
LIFE & HEALTH INSURANCE 2.31%
      MetLife, Inc.(a)                                     40,000      1,522,800
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                      -----------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 3.07%
      Bank of America Corp.(a, b)                         120,000   $  2,030,400
                                                                    ------------
TOTAL FINANCIAL SERVICES (COST: $3,324,004)                            6,820,450
                                                                    ------------
HEALTH CARE 2.76%
BIOTECHNOLOGY 1.17%
   -  Regeneron Pharmaceuticals, Inc.                      40,000        772,000
                                                                    ------------
HEALTH CARE EQUIPMENT 1.59%
   -  Intuitive Surgical, Inc.                              4,000      1,049,000
                                                                    ------------
TOTAL HEALTH CARE (COST: $1,816,534)                                   1,821,000
                                                                    ------------
INDUSTRIALS 9.75%
AEROSPACE & DEFENSE 1.85%
      United Technologies Corporation                      20,000      1,218,600
                                                                    ------------
CONSTRUCTION & ENGINEERING 1.54%
      Fluor Corp.                                          20,000      1,017,000
                                                                    ------------
CONSTRUCTION, FARM MACHINERY & TRUCKS 2.33%
      Caterpillar Inc.(a)                                  30,000      1,539,900
                                                                    ------------
INDUSTRIAL CONGLOMERATES 2.72%
      General Electric Co.(a)                              75,000      1,231,500
      Textron Inc.(a)                                      30,000        569,400
                                                                    ------------
                                                                       1,800,900
                                                                    ------------
RAILROADS 1.31%
      Norfolk Southern Corp.                               20,000        862,200
                                                                    ------------
TOTAL INDUSTRIALS (COST: $5,304,867)                                   6,438,600
                                                                    ------------
INFORMATION TECHNOLOGY 18.24%
COMPUTER HARDWARE 12.53%
   -  Apple Inc.                                           30,000      5,561,100
   -  Dell Inc.                                            60,000        915,600
      International Business Machines
         Corp.                                             15,000      1,794,150
                                                                    ------------
                                                                       8,270,850
                                                                    ------------
INTERNET SOFTWARE & SERVICES 2.25%
   -  Google Inc., Class (a)                                3,000      1,487,550
                                                                    ------------
SYSTEMS SOFTWARE 3.46%
      Microsoft Corp.                                      40,000      1,035,600
      Oracle Corp.                                         60,000      1,250,400
                                                                    ------------
                                                                       2,286,000
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY (COST: $6,756,016)                       12,044,400
                                                                     -----------
MATERIALS 4.11%
ALUMINUM 0.99%
      Alcoa Inc.                                           50,000        656,000
                                                                    ------------
DIVERSIFIED METALS & MINING 3.12%
      Freeport-McMoran Copper &
         Gold Inc.                                         30,000      2,058,300
                                                                    ------------
TOTAL MATERIALS (COST: $2,658,269)                                     2,714,300
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                                 BURNHAM FUND 1

Burnham Fund CONTINUED

     PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                      -----------   ------------
TELECOMMUNICATIONS SERVICES 4.13%
INTEGRATED TELECOMMUNICATIONS SERVICES 4.13%
      AT&T Inc.                                            30,000   $    810,300
      CenturyTel, Inc.                                     30,000      1,008,000
      Verizon Communications Inc.                          30,000        908,100
                                                                    ------------
                                                                       2,726,400
                                                                    ------------
TOTAL TELECOMMUNICATIONS SERVICES (COST:
   $2,840,493)                                                         2,726,400
                                                                    ------------
UTILITIES 2.13%
INDIVIDUAL POWER PRODUCERS & ENERGY TRADERS 2.13%
   -  NRG Energy, Inc.(a)                                  50,000      1,409,500
                                                                    ------------
TOTAL UTILITIES (COST: $993,697)                                       1,409,500
                                                                    ------------
TOTAL COMMON STOCKS (COST: $38,577,313)                               55,918,813
                                                                    ------------
EXCHANGE TRADED FUNDS 6.61%
      iShares FTSE/Xinhua China 25
         Index Fund                                        10,000        409,400
   -  SPDR Gold Trust                                      40,000      3,954,000
                                                                    ------------
                                                                       4,363,400
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS (COST: $3,729,442)                         4,363,400
                                                                    ------------
REGISTERED INVESTMENT COMPANY 1.10%
      The China Fund, Inc.                                 30,000        724,500
                                                                    ------------
TOTAL REGISTERED INVESTMENT COMPANY
   (COST: $669,675)                                                      724,500
                                                                    ------------
SHORT-TERM INSTRUMENTS(c) 25.14%
(PERCENTAGE OF NET ASSETS)
INVESTMENT TRUST 17.30%
      Invesco Aim Liquid Assets
         Portfolio(d)                                  11,420,330     11,420,330
                                                                    ------------
TOTAL INVESTMENT TRUST (COST: $11,420,330)                            11,420,330
                                                                    ------------

                                                          FACE
                                                         VALUE
                                                      -----------
TIME DEPOSIT 7.84%
      Citibank
      0.03%, 10/01/09                                 $ 5,180,237      5,180,237
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $5,180,237)                                  5,180,237
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $16,600,567)                      16,600,567
                                                                    ------------

                                                                        VALUE
                                                                    ------------

TOTAL INVESTMENTS 117.53%
(COST: $59,576,997)                                                 $ 77,607,280

CALL OPTIONS WRITTEN (0.03)%
(PREMIUMS RECEIVED: $50,722)                                             (22,500)

LIABILITIES, LESS CASH AND OTHER ASSETS (17.50)%                     (11,555,550)
                                                                    ------------
NET ASSETS 100.00%                                                  $ 66,029,230
                                                                    ============

                                                       NUMBER OF
                                                       CONTRACTS
                                                      -----------
CALL OPTIONS WRITTEN (0.03)%
      Bank of America Corp. Calls
      @ 21 due Jan 10                                         400   $    (19,600)
      @ 22.5 due Jan 10                                       100         (2,900)
                                                                    ------------
                                                                         (22,500)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $50,722)                                     $    (22,500)
                                                                    ============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
-------------------------------------------------

     THE TAX COST OF THE FUND AT SEPTEMBER 30, 2009, BASED ON SECURITIES OWNED, WAS $59,576,997. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2009 WAS $19,064,953 AND ($1,034,670), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(b)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

(c) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 7.84%.

(d) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

ADR  - AMERICAN DEPOSITARY RECEIPT

                         SEE NOTES TO PORTFOLIO HOLDINGS


                                 2 BURNHAM FUND

BURNHAM Financial Services Fund

  PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                      -----------   ------------
COMMON STOCKS 98.53%
(PERCENTAGE OF NET ASSETS)
BANKS 29.89%
BANKS - REGIONAL 27.94%
   -  1st United Bancorp, Inc.                            350,000   $  2,012,500
      Alliance Financial Corp.                             12,500        338,125
      Bancorp Rhode Island, Inc.                           47,688      1,191,246
      Berkshire Hills Bancorp, Inc.                        12,500        274,250
      Centerstate Banks Inc.                              206,250      1,627,313
   -  Connecticut Bank & Trust & Co.                       59,750        246,170
   -  First Horizon National Corp.(a)                      90,151      1,192,698
   -  Guaranty Bancorp                                    419,211        620,432
   -  Metro Bancorp Inc.                                   75,000        912,750
      Porter Bancorp, Inc.                                118,172      1,926,204
      Seacoast Banking Corporation of
         Florida                                          250,000        630,000
      Sterling Bancorp                                    100,000        722,000
      Union Bankshares Corp.                               25,000        311,250
   -  United Community Banks, Inc.                        625,000      3,125,000
      ViewPoint Financial Group                               600          8,424
      Wintrust Financial Corp.(a, b)                       15,400        430,584
                                                                    ------------
                                                                      15,568,946
                                                                    ------------
DIVERSIFIED BANKS 1.95%
      Comerica Inc.(a)                                     10,000        296,700
      SunTrust Banks, Inc.(a)                              35,000        789,250
                                                                    ------------
                                                                       1,085,950
                                                                    ------------
TOTAL BANKS (COST: $20,047,258)                                       16,654,896
                                                                    ------------
DIVERSIFIED FINANCIALS 46.85%
ASSET MANAGEMENT & CUSTODY BANKS 7.61%
      Ameriprise Financial, Inc.(a)                        30,000      1,089,900
      Invesco Ltd.(a)                                      70,600      1,606,856
      Janus Capital Group Inc.(a)                          37,500        531,750
      Northern Trust Corp.(a)                               5,000        290,800
      The Bank of New York Mellon Corp.(a)                 25,000        724,750
                                                                    ------------
                                                                       4,244,056
                                                                    ------------
INSURANCE BROKERS 1.83%
      AON Corp.(a)                                         25,000      1,017,250
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 3.26%
      Lazard Ltd., Class A(a)                              10,000        413,100
      Prospect Capital Corp.(c, 3)                        150,000      1,406,196
                                                                    ------------
                                                                       1,819,296
                                                                    ------------
LIFE & HEALTH INSURANCE 3.62%
      MetLife, Inc.(a)                                     35,000      1,332,450
      Principal Financial Group, Inc.(a)                   25,000        684,750
                                                                    ------------
                                                                       2,017,200
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 11.71%
      Bank of America Corp.(a)                            113,599      1,922,095
   -  Capitol Acquisition Corp.                           150,000      1,481,940
   -  Global Consumer Acquisition Corp.(f)                262,500      2,572,500
      JPMorgan Chase & Co.(a)                              12,500        547,750
                                                                    ------------
                                                                       6,524,285
                                                                    ------------

                                                       NUMBER OF
                                                        SHARES          VALUE
                                                      -----------   ------------
PROPERTY & CASUALTY INSURANCE 3.03%
   -  CRM Holdings, Ltd.                                  387,937   $    384,058
   -  Hilltop Holdings Inc.                                66,250        812,225
      The Travelers Companies, Inc.(a)                     10,000        492,300
                                                                    ------------
                                                                       1,688,583
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 15.25%
      Annaly Capital Management, Inc.(a)                      500          9,070
      Chimera Investment Corp.                            600,000      2,292,000
   -  Invesco Mortgage Capital, Inc.                      100,000      2,185,000
   -  Pennymac Mortgage Investment Trust                  135,500      2,697,805
      Redwood Trust, Inc.(a)                               85,000      1,317,500
                                                                    ------------
                                                                       8,501,375
                                                                    ------------
UNREGISTERED INVESTMENT COMPANY 0.54%
      Peregrine Holdings Ltd.(c, 3, 4)                    275,000        301,739
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $24,442,511)                      26,113,784
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 21.79%
THRIFTS & MORTGAGE FINANCE 21.79%
      Bank of Atlanta(c, 3)                               228,572        628,573
      Beacon Federal Bancorp, Inc.                         59,793        553,085
   - Chicopee Bancorp, Inc.                               100,323      1,325,267
      Citizens South Banking Corp., Inc.                  232,072      1,415,639
   - Investors Bancorp, Inc.                              114,500      1,214,845
      Parkvale Financial Corp.                             17,024        159,345
      People's United Financial, Inc.(a)                  142,500      2,217,300
      Rome Bancorp, Inc.                                   15,616        136,328
      TFS Financial Corp.(b)                              278,975      3,319,802
      United Western Bancorp, Inc.                        295,030      1,171,269
                                                                    ------------
                                                                      12,141,453
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST:
   $14,996,944)                                                       12,141,453
                                                                    ------------
TOTAL COMMON STOCKS (COST: $59,486,713)                               54,910,133
                                                                    ------------

                                                          FACE
                                                         VALUE
                                                      -----------
SHORT-TERM INSTRUMENTS(d) 1.47%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.18%
      Eastern Bank
      1.50%, 11/27/09                                 $   100,000        100,000
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                            100,000
                                                                    ------------
                                                       NUMBER OF
                                                         SHARES
                                                      -----------
INVESTMENT TRUST 0.91%
      Invesco Aim Liquid Assets
         Portfolio(e)                                     507,338        507,338
                                                                    ------------
TOTAL INVESTMENT TRUST (COST: $507,338)                                  507,338
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                            FINANCIAL SERVICES FUND 3

BURNHAM Financial Services Fund CONTINUED

     PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

                                                          FACE
                                                         VALUE          VALUE
                                                      -----------   ------------
TIME DEPOSIT 0.38%
      Citibank
      0.03%, 10/01/09                                 $  214,299    $    214,299
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $214,299)                                      214,299
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS
(COST: $821,637)                                                         821,637
                                                                    ------------
TOTAL INVESTMENTS 100.00%
(COST: $60,308,350)                                                 $ 55,731,770
                                                                    ------------
CALL OPTIONS WRITTEN (2.26)%
(PREMIUMS RECEIVED: $759,672)                                         (1,260,838)

CASH AND OTHER ASSETS, LESS LIABILITIES 2.26%                          1,258,499
                                                                    ------------
NET ASSETS 100.00%                                                  $ 55,729,431
                                                                    ============

                                                       NUMBER OF
                                                       CONTRACTS
                                                       ---------

CALL OPTIONS WRITTEN (2.26)%
      Ameriprise Financial, Inc. Calls
      @ 25 due Dec 09                                          50   $    (59,100)
      @ 30 due Dec 09                                         150       (112,200)
      @ 30 due Mar 10                                         100        (79,000)
                                                                    ------------
                                                                        (250,300)
                                                                    ------------
      Annaly Capital Management, Inc. Calls
      @ 16 due Jan 10                                           5         (1,175)
                                                                    ------------
      AON Corp. Calls
      @ 40 due Oct 09                                         100        (12,000)
      @ 40 due Jan 10                                          75        (19,875)
      @ 47.5 due Oct 09                                        75           (188)
                                                                    ------------
                                                                         (32,063)
                                                                    ------------
      Bank of America Corp. Calls
      @ 15 due Nov 09                                         250        (59,750)
      @ 16 due Jan 10                                         250        (57,500)
      @ 17.5 due Nov 09                                       250        (23,000)
      @ 22.5 due Jan 10                                       350        (10,150)
                                                                    ------------
                                                                        (150,400)
                                                                    ------------
      Comerica Inc. Calls
      @ 25 due Oct 09                                         100        (47,000)
                                                                    ------------
      First Horizon National Corp. Calls
      @ 15 due Nov 09                                         625        (15,625)
      @ 15 due Feb 10                                         250        (21,250)
                                                                    ------------
                                                                         (36,875)
                                                                    ------------
      Invesco Ltd. Calls
      @ 17.5 due Oct 09                                       200       (102,000)
      @ 20 due Oct 09                                         150        (41,250)
                                                                    ------------
                                                                        (143,250)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
      Janus Capital Group Inc. Calls
      @ 12.5 due Dec 09                                       250   $    (61,250)
      @ 15 due Jan 10                                         125        (16,875)
                                                                    ------------
                                                                         (78,125)
                                                                    ------------
      JPMorgan Chase & Co. Calls
      @ 45 due Jan 10                                         125        (38,750)
                                                                    ------------
      Lazard Ltd., Class A Calls
      @ 30 due Dec 09                                          50        (54,000)
      @ 45 due Mar 10                                          50        (17,000)
                                                                    ------------
                                                                         (71,000)
                                                                    ------------
      MetLife, Inc. Calls
      @ 37 due Dec 09                                         175        (59,500)
      @ 40 due Jan 10                                         175        (46,375)
                                                                    ------------
                                                                        (105,875)
                                                                    ------------
      Northern Trust Corp. Calls
      @ 65 due Jan 10                                          50         (6,750)
                                                                    ------------
      People's United Financial, Inc. Calls
      @ 17.5 due Nov 09                                       250         (1,250)
      @ 17.5 due Jan 10                                       300         (4,500)
                                                                    ------------
                                                                          (5,750)
                                                                    ------------
      Principal Financial Group, Inc. Calls
      @ 25 due Oct 09                                         125        (35,625)
      @ 25 due Jan 10                                         125        (57,500)
                                                                    ------------
                                                                         (93,125)
                                                                    ------------
      Redwood Trust, Inc. Calls
      @ 15 due Oct 09                                         125        (10,000)
      @ 17.5 due Oct 09                                       150         (1,500)
      @ 17.5 due Jan 10                                       125         (7,500)
      @ 20 due Oct 09                                         150           (750)
      @ 20 due Jan 10                                         150         (1,500)
      @ 22.5 due Oct 09                                       150           (750)
                                                                    ------------
                                                                         (22,000)
                                                                    ------------
      SunTrust Banks, Inc. Calls
      @ 20 due Jan 10                                         125        (55,000)
      @ 22.5 due Oct 09                                       100        (10,500)
      @ 22.5 due Jan 10                                       125        (35,000)
                                                                    ------------
                                                                        (100,500)
                                                                    ------------
      The Bank of New York Mellon Corp. Calls
      @ 34 due Dec 09                                          50         (2,000)
      @ 34 due Jan 10                                         100         (6,500)
      @ 35 due Mar 10                                         100        (10,000)
                                                                    ------------
                                                                         (18,500)
                                                                    ------------
      The Travelers Companies, Inc. Calls
      @ 45 due Oct 09                                         100        (44,400)
                                                                    ------------
      Wintrust Financial Corp. Calls
      @ 30 due Dec 09                                         100        (15,000)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $759,672)                                       $ (1,260,838)
                                                                    ============

                         SEE NOTES TO PORTFOLIO HOLDINGS


                            4 FINANCIAL SERVICES FUND

BURNHAM Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
-------------------------------------------------

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2009, BASED ON SECURITIES OWNED, WAS $60,308,350. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2009 WAS $5,953,271 AND ($10,529,851), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

(b)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(c) INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $2,336,508, REPRESENTING 4.19% OF NET ASSETS.

(d) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 0.56%.

(e) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

(f) EFFECTIVE OCTOBER 8, 2009, GLOBAL ACQUISITION CORP. HAS CHANGED ITS NAME TO WESTERN LIBERTY BANCORP.

                         SEE NOTES TO PORTFOLIO HOLDINGS


                            FINANCIAL SERVICES FUND 5

BURNHAM Financial Industries Fund

  PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS 96.98%
(PERCENTAGE OF NET ASSETS)
BANKS 27.91%
BANKS - REGIONAL 25.77%
   -  1st United Bancorp, Inc.                            700,000   $  4,025,000
      Alliance Financial Corp.(a)                          25,000        676,250
      Bancorp Rhode Island, Inc.(a)                       168,252      4,202,935
      Berkshire Hills Bancorp, Inc.(a)                     25,000        548,500
      Centerstate Banks Inc.(a)                           516,500      4,075,185
   -  Citizens Republic Bancorp, Inc.                   1,500,000      1,140,000
   -  Connecticut Bank & Trust & Co.(a)                    71,374        294,061
      Fifth Third Bancorp(b)                              150,000      1,519,500
   -  First Horizon National Corp.(b)                     210,634      2,786,688
      FirstMerit Corp.                                     50,000        951,500
   -  Metro Bancorp Inc.                                  150,000      1,825,500
      Porter Bancorp, Inc.(a)                              17,924        292,161
      Regions Financial Corp.(b)                           37,500        232,875
      Seacoast Banking Corporation
         of Florid(a)                                     500,000      1,260,000
      Union Bankshares Corp.                               50,000        622,500
   -  United Community Banks, Inc.                      1,250,000      6,250,000
      Wintrust Financial Corp.(b, c)                       30,700        858,372
                                                                    ------------
                                                                      31,561,027
                                                                    ------------
DIVERSIFIED BANKS 2.14%
      Comerica Inc.(b)                                     35,000      1,038,450
      SunTrust Banks, Inc.(b)                              70,000      1,578,500
                                                                    ------------
                                                                       2,616,950
                                                                    ------------
TOTAL BANKS (COST: $29,615,086)                                       34,177,977
                                                                    ------------
DIVERSIFIED FINANCIALS 52.25%
ASSET MANAGEMENT & CUSTODY BANKS 8.69%
      Ameriprise Financial, Inc.(b)                        92,500      3,360,525
      Invesco Ltd.(b)                                     105,000      2,389,800
      Janus Capital Group Inc.(b)                         100,000      1,418,000
      Northern Trust Corp.(b)                              10,000        581,600
      The Bank of New York Mellon
         Corp.(b)                                         100,000      2,899,000
                                                                    ------------
                                                                      10,648,925
                                                                    ------------
INSURANCE BROKERS 1.66%
      AON Corp.(b)                                         50,000      2,034,500
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 8.94%
      Lazard Ltd., Class A(b)                              50,000      2,065,500
      Morgan Stanley(b)                                    75,000      2,316,000
      Prospect Capital Corp.(f, 3)                        700,000      6,562,248
                                                                    ------------
                                                                      10,943,748
                                                                    ------------
LIFE & HEALTH INSURANCE 2.36%
      MetLife, Inc.(b)                                     40,000      1,522,800
      Principal Financial Group, Inc.(b)                   50,000      1,369,500
                                                                    ------------
                                                                       2,892,300
                                                                    ------------

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 9.06%
      Bank of America Corp.(b)                            176,899   $  2,993,131
   -  Capitol Acquisition Corp.(a,)                       300,000      2,963,880
   -  Global Consumer Acquisition (a, g)                  525,000      5,145,000
                                                                    ------------
                                                                      11,102,011
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 4.02%
   -  CRM Holdings, Ltd.(a)                               344,494        341,049
   -  Hilltop Holdings Inc.                               132,500      1,624,450
      The Travelers Companies, Inc.(b)                     60,000      2,953,800
                                                                    ------------
                                                                       4,919,299
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 17.52%
      Annaly Capital Management, Inc.(b)                      700         12,698
      Chimera Investment Corp.(a)                       1,200,000      4,584,000
   -  Invesco Mortgage Capital, Inc.(a)                   405,000      8,849,250
   -  Pennymac Mortgage Investment
         Trust                                            271,000      5,395,610
      Redwood Trust, Inc.(b)                              169,900      2,633,450
                                                                    ------------
                                                                      21,475,008
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $54,468,252)                      64,015,791
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 16.82%
THRIFTS & MORTGAGE FINANCE 16.82%
      Beacon Federal Bancorp, Inc.(a)                     232,118      2,147,092
   -  Chicopee Bancorp, Inc.(a)                            86,445      1,141,938
      Citizens South Banking Corp., Inc.(a)               135,742        828,026
   -  FirstFed Financial Corp.(a)                          60,000         25,206
   -  Investors Bancorp, Inc.(a)                          279,000      2,960,190
      People's United Financial, Inc.(a, b)               210,000      3,267,600
      Rome Bancorp, Inc.(a)                                31,413        274,236
      TFS Financial Corp.(a, c)                           666,001      7,925,412
      United Western Bancorp, Inc.(a)                     512,700      2,035,419
                                                                    ------------
                                                                      20,605,119
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $21,061,234)                                                20,605,119
                                                                    ------------
TOTAL COMMON STOCKS (COST: $105,144,572)                             118,798,887
                                                                    ------------
                                                          FACE
                                                         VALUE
                                                      -----------
SHORT-TERM INSTRUMENTSD 3.50%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.08%
      Eastern Bank
      1.50%, 11/27/09                                 $   100,000        100,000
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                            100,000
                                                                    ------------

                                                       NUMBER OF
                                                         SHARES
                                                      -----------
INVESTMENT TRUST 0.20%
      Invesco Aim Liquid Assets
         Portfolio(e)                                     239,292        239,292
                                                                    ------------
TOTAL INVESTMENT TRUST (COST: $239,292)                                  239,292
                                                                    ------------

                        SEE NOTES TO PORTFOLIO HOLDINGS


                           6 FINANCIAL INDUSTRIES FUND

BURNHAM Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

                                                          FACE
                                                         VALUE          VALUE
                                                      -----------   ------------
TIME DEPOSIT 3.22%
      Citibank
      0.03%, 10/01/09                                 $ 3,947,613   $  3,947,613
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $3,947,613)                                  3,947,613
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $4,286,905)                        4,286,905
                                                                    ------------
TOTAL INVESTMENTS 100.48%
(COST: $109,431,477)                                                $123,085,792

SHORT SALES (18.41%)
(PROCEEDS: $18,339,169)                                              (22,548,368)

CALL OPTIONS WRITTEN (2.90)%
(PREMIUMS RECEIVED: $1,857,951)                                       (3,551,284)

PUT OPTIONS WRITTEN (0.03)%
(PREMIUMS RECEIVED: $113,279)                                            (40,500)

CASH AND OTHER ASSETS, LESS LIABILITIES 20.86%                        25,552,879
                                                                    ------------
NET ASSETS 100.00%                                                  $122,498,519
                                                                    ============

                                                       NUMBER OF
                                                         SHARES
                                                      -----------
SHORT SALES (18.41)%
      American Capital Agency Corp.                        40,000   $ (1,138,000)
      American Express Co.                                 80,000     (2,712,000)
      City National Corp.(b)                               10,000       (389,300)
      Cullen/Frost Bankers, Inc.(b)                        20,000     (1,032,800)
      Federated Investors, Inc.,
         Class B                                           40,000     (1,054,800)
      General Electric Co.                                100,000     (1,642,000)
      Hatteras Financial Corp.                             40,000     (1,199,200)
      Huntington Bancshares Inc.                           60,000       (282,600)
   -  Jefferies Group, Inc.                                40,000     (1,089,200)
      M&T Bank Corp.                                       15,000       (934,800)
      NBT Bancorp, Inc.                                    46,700     (1,052,618)
      PNC Financial Services
         Group, Inc.(b)                                    40,000     (1,943,600)
      Post Properties, Inc.                                20,000       (360,000)
      PrivateBancorp, Inc.(b)                              40,000       (978,400)
      Sandy Spring Bancorp, Inc.                           30,000       (488,400)
   -  Signature Bank                                       30,000       (870,000)
   -  Sterling Financial Corp.                             50,000       (100,000)
   -  SVB Financial Group                                  40,000     (1,730,800)
      T. Rowe Price Group, Inc.                            20,000       (914,000)
      Torchmark Corp.                                      30,000     (1,302,900)
      Visa, Inc., Class A Shares                            5,000       (345,550)
      Wells Fargo & Co.(b)                                 30,000       (845,400)
      Wilmington Trust Corp.                               10,000       (142,000)
                                                                    ------------
TOTAL SHORT SALES (PROCEEDS: $18,339,169)                            (22,548,368)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
CALL OPTIONS WRITTEN (2.90)%
      Ameriprise Financial, Inc. Calls
      @ 25 due Dec 09                                         100   $   (118,200)
      @ 30 due Dec 09                                         300       (224,400)
      @ 30 due Mar 10                                         300       (237,000)
      @ 40 due Mar 10                                         225        (65,250)
                                                                    ------------
                                                                        (644,850)
                                                                    ------------
      Annaly Capital Management, Inc. Calls
      @ 15 due Oct 09                                           1           (304)
      @ 16 due Jan 10                                           6         (1,410)
                                                                    ------------
                                                                          (1,714)
                                                                    ------------
      AON Corp. Calls
      @ 40 due Oct 09                                         200        (24,000)
      @ 40 due Jan 10                                         150        (39,750)
      @ 47.5 due Oct 09                                       150           (375)
                                                                    ------------
                                                                         (64,125)
                                                                    ------------
      Bank of America Corp. Calls
      @ 15 due Nov 09                                         500       (119,500)
      @ 16 due Jan 10                                         500       (115,000)
      @ 17.5 due Nov 09                                       500        (46,000)
      @ 22.5 due Jan 10                                       250         (7,250)
                                                                    ------------
                                                                        (287,750)
                                                                    ------------
      Comerica Inc. Calls
      @ 25 due Oct 09                                         150        (70,500)
      @ 25 due Jan 10                                         200       (118,000)
                                                                    ------------
                                                                        (188,500)
                                                                    ------------
      Fifth Third Bancorp Calls
      @ 6 due Nov 09                                          500       (205,000)
      @ 7.5 due Jan 10                                      1,000       (295,000)
                                                                    ------------
                                                                        (500,000)
                                                                    ------------
      First Horizon National Corp. Calls
      @ 15 due Nov 09                                       1,500        (37,500)
      @ 15 due Feb 10                                         500        (42,500)
                                                                    ------------
                                                                         (80,000)
                                                                    ------------
      Invesco Ltd. Calls
      @ 17.5 due Oct 09                                       275       (140,250)
      @ 20 due Oct 09                                         250        (68,750)
                                                                    ------------
                                                                        (209,000)
                                                                    ------------
      Janus Capital Group Inc. Calls
      @ 12.5 due Dec 09                                       500       (122,500)
      @ 15 due Dec 09                                         250        (27,500)
      @ 15 due Jan 10                                         250        (33,750)
                                                                    ------------
                                                                        (183,750)
                                                                    ------------
      Lazard Ltd., Class A Calls
      @ 30 due Dec 09                                         200       (216,000)
      @ 45 due Mar 10                                         300       (102,000)
                                                                    ------------
                                                                        (318,000)
                                                                    ------------

                         SEE NOTES TO PORTFOLIO HOLDINGS


                           FINANCIAL INDUSTRIES FUND 7

BURNHAM Financial Industries Fund CONTINUED

  PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2009 - (UNAUDITED)

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
      MetLife, Inc. Calls
      @ 37 due Dec 09                                         200   $    (68,000)
      @ 40 due Jan 10                                         200        (53,000)
                                                                    ------------
                                                                        (121,000)
                                                                    ------------
      Morgan Stanley Calls
      @ 28 due Oct 09                                         250        (77,500)
      @ 30 due Oct 09                                         250        (41,250)
      @ 35 due Jan 10                                         250        (35,250)
                                                                    ------------
                                                                        (154,000)
                                                                    ------------
      Northern Trust Corp. Calls
      @ 65 due Jan 10                                         100        (13,500)
                                                                    ------------
      People's United Financial, Inc. Calls
      @ 17.5 due Nov 09                                       300         (1,500)
      @ 17.5 due Jan 10                                       300         (4,500)
      @ 20 due Jan 10                                         250         (1,875)
                                                                    ------------
                                                                          (7,875)
                                                                    ------------
      Principal Financial Group, Inc. Calls
      @ 25 due Oct 09                                         250        (71,250)
      @ 25 due Jan 10                                         250       (115,000)
                                                                    ------------
                                                                        (186,250)
                                                                    ------------
      Redwood Trust, Inc. Calls
      @ 15 due Oct 09                                         249        (19,920)
      @ 17.5 due Oct 09                                       300         (3,000)
      @ 17.5 due Jan 10                                       250        (15,000)
      @ 20 due Oct 09                                         300         (1,500)
      @ 20 due Jan 10                                         300         (3,000)
      @ 22.5 due Oct 09                                       300         (1,500)
                                                                    ------------
                                                                         (43,920)
                                                                    ------------
      Regions Financial Corp. Calls
      @ 10 due Jan 10                                         375         (3,750)
                                                                    ------------
      SunTrust Banks, Inc. Calls
      @ 20 due Jan 10                                         250       (110,000)
      @ 22.5 due Oct 09                                       200        (21,000)
      @ 22.5 due Jan 10                                       250        (70,000)
                                                                    ------------
                                                                        (201,000)
                                                                    ------------
      The Bank of New York Mellon Corp. Calls
      @ 32.5 due Jan 10                                       350        (35,000)
      @ 34 due Dec 09                                         150         (6,000)
      @ 34 due Jan 10                                         250        (16,250)
      @ 35 due Mar 10                                         250        (25,000)
                                                                    ------------
                                                                         (82,250)
                                                                    ------------
      The Travelers Companies, Inc. Calls
      @ 45 due Oct 09                                         200        (88,800)
      @ 45 due Jan 10                                         250       (130,000)
      @ 50 due Oct 09                                         150        (11,250)
                                                                    ------------
                                                                        (230,050)
                                                                    ------------
      Wintrust Financial Corp. Calls
      @ 30 due Dec 09                                         200        (30,000)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $1,857,951)                                    (3,551,284)
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
PUT OPTIONS WRITTEN (0.03)%
      City National Corp. Puts
      @ 35 due Oct 09                                         100   $     (2,000)
                                                                    ------------
      Cullen/Frost Bankers, Inc. Puts
      @ 45 due Oct 09                                         100           (500)
      @ 45 due Jan 10                                         100        (10,500)
                                                                    ------------
                                                                         (11,000)
                                                                    ------------
      PNC Financial Services Group, Inc. Puts
      @ 38 due Oct 09                                         100           (500)
                                                                    ------------
      PrivateBancorp, Inc. Puts
      @ 22.5 due Oct 09                                       200         (6,000)
                                                                    ------------
      Wells Fargo & Co. Puts
      @ 22.5 due Jan 10                                       200        (20,000)
      @ 24 due Oct 09                                         100         (1,000)
                                                                    ------------
                                                                         (21,000)
                                                                    ------------
TOTAL PUT OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $113,279)                                    $    (40,500)
                                                                    ============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
-------------------------------------------------

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2009, BASED ON SECURITIES OWNED, WAS $109,431,477. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2009 WAS $14,976,677 AND ($1,322,362), RESPECTIVELY.

-    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

(a) SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD SHORT. THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING A VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.

(b)  SECURITIES OR PARTIAL SECURITIES ON WHICH CALL/PUT OPTIONS WERE WRITTEN.

(c)  ALL OR A PORTION OF SECURITY OUT ON LOAN.

(d) INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 3.30%.

(e) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

(f) INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITY IS $6,562,248, REPRESENTING 5.36% OF NET ASSETS.

(g) EFFECTIVE OCTOBER 8, 2009, GLOBAL ACQUISITION CORP. HAS CHANGED ITS NAME TO WESTERN LIBERTY BANCORP.

                         SEE NOTES TO PORTFOLIO HOLDINGS


                           8 FINANCIAL INDUSTRIES FUND

BURNHAM U.S. Government Money Market Fund

     PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                          FACE
                                                         VALUE         VALUE
                                                      -----------   ------------
SHORT-TERM INSTRUMENTSA 112.82%
(percentage of net assets)

U.S. GOVERNMENT AGENCY OBLIGATIONS 59.21%
      Federal Agricultural Mortgage Corp.
      0.47%, 12/30/09                                 $25,000,000   $ 25,031,781
                                                                    ------------
      Federal Home Loan Bank
      0.20%, 10/21/09                                  60,000,000     59,993,334
      0.35%, 12/23/09                                  14,500,000     14,488,132
                                                                    ------------
                                                                      74,481,466
                                                                    ------------
      Federal Home Loan Bank, FRN
      0.39%, 4/28/10                                   40,000,000     40,006,882
                                                                    ------------
      Federal Home Loan Mortgage Corp.
      0.18%, 11/03/09                                  25,000,000     24,995,875
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST: $164,516,004)                                              164,516,004
                                                                    ------------
U.S. TREASURY OBLIGATION 12.60%
      U.S. Treasury Bill
      0.37%, 10/08/09(b)                               35,000,000     34,997,448
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATION
   (COST: $34,997,448)                                                34,997,448
                                                                    ------------
U.S. GOVERNMENT ASSET BACKED
   COMMERCIAL PAPER 12.59%
      Straight-A Funding, LLC
      0.23%, 12/08/09                                  25,000,000     24,989,139
      0.26%, 11/18/09                                  10,000,000      9,996,533
                                                                    ------------
                                                                      34,985,672
                                                                    ------------
TOTAL U.S. GOVERNMENT ASSET BACKED
COMMERCIAL PAPER (COST: $34,985,672)                                  34,985,672
                                                                    ------------
REPURCHASE AGREEMENTS 15.55%
      Bank of America Corp.,
      0.04%, dated 9/30/09, to be
      repurchased at $13,200,015
      on 10/01/09 (collateralized by
      $13,011,210 GNMA, 5.00%
      due 6/20/39, value
      $13,464,000)                                     13,200,000     13,200,000
                                                                    ------------
      JPMorgan Chase & Co.,
      0.05% dated 9/30/09, to be
      repurchased at $15,000,021 on
      10/01/09 (collateralized by
      $20,003,430 GNMA, 5.50-6.50%
      due 5/15/35-5/15/39,
      value $15,304,011)                               15,000,000     15,000,000
                                                                    ------------
      The Goldman Sachs Group, Inc.,
      0.03% dated 9/30/09, to be
      repurchased at $15,000,013 on
      10/01/09 (collateralized by
      $441,859,402 GNMA, 0.83-7.41%
      due 7/16/28-9/20/39,
      value $15,300,000)                               15,000,000     15,000,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (COST: $43,200,000)                                                43,200,000
                                                                    ------------

                                                       NUMBER OF
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
INVESTMENT TRUST 12.85%
      Invesco Aim Liquid Assets
         Portfolio(c)                                  35,700,000   $ 35,700,000
                                                                    ------------
Total Investment Trust
   (cost: $35,700,000)                                                35,700,000
                                                                    ------------

                                                         FACE
                                                         VALUE
                                                      -----------
TIME DEPOSIT 0.02%
      Citibank
      0.03%, 10/01/09                                 $    68,020         68,020
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $68,020)                                        68,020
                                                                    ------------
Total Short-Term Instruments
   (cost: $313,467,144)                                              313,467,144
                                                                    ------------
TOTAL INVESTMENTS 112.82%
   (COST: $313,467,144)*                                            $313,467,144

LIABILITIES, LESS CASH AND OTHER ASSETS (12.82)%                     (35,630,112)
                                                                    ------------
NET ASSETS 100.00%                                                  $277,837,032
                                                                    ============

*    Aggregate cost for federal tax purposes.

(a) Inclusive of all short term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 99.97%.

(b)  All or a portion of security out on loan.

(c) Represents investment of collateral received from securities lending transactions.

FRN - Floating Rate Note. The interest rate disclosed is the current rate in effect at September 30, 2009.

                         SEE NOTES TO PORTFOLIO HOLDINGS


                       U. S. GOVERNMENTMONEY MARKET FUND 9

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2009 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1.   VALUING SECURITIES

     THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

     STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. IF THERE ARE NO TRADES OR NO CLOSING PRICE THAT DAY, SECURITIES ARE VALUED AT THE LAST SALES PRICE.

     BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

     MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

     REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE BOARD OF TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

     OPTION CONTRACTS MAY BE WRITTEN OR PURCHASED BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKET. WHEN A FUND WRITES A CALL OR PUT OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY TO REFLECT THE CURRENT VALUE OF THE OPTION WRITTEN. THE WRITING OR PURCHASE OF PUT OR CALL OPTIONS MAY RESULT IN LOSSES TO THE FUND, FORCE THE PURCHASE OR SALE, RESPECTIVELY, OF PORTFOLIO SECURITIES AT INOPPORTUNE TIMES OR FOR PRICES HIGHER THAN OR LOWER THAN IN CURRENT MARKET VALUES, LIMIT THE AMOUNT OF APPRECIATION THE FUND CAN REALIZE ON ITS INVESTMENTS OR CAUSE THE FUND TO HOLD A SECURITY IT MIGHT OTHERWISE SELL OR SELL A SECURITY IT MIGHT OTHERWISE HOLD. WHEN AN OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

     EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, OPTIONS ARE VALUED AT THE LAST SALES PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

     FAIR VALUE PRICING

     EACH FUND (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS. BY ITS NATURE A FAIR VALUE PRICE IS AN ESTIMATE AND DIFFERENCE BETWEEN FAIR VALUE AND WHAT A SECURITY IS SOLD FOR COULD BE MATERIAL. SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE, OR THAT HAVE QUOTATIONS WHICH MANAGEMENT BELIEVES ARE NOT RELIABLE, ARE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER CONSISTENTLY APPLIED PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE BOARD OF TRUSTEES. FOR ADDITIONAL INFORMATION SEE NOTE 5
     - FAIR VALUE OF FINANCIAL INSTRUMENTS.

     SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS' PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

     SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

     ACCOUNTING FOR PORTFOLIO TRANSACTIONS

     THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2.   SECURITIES LENDING

     THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

     WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND


                         10 NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2009 (UNAUDITED)

     MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL. THE CASH COLLATERAL RECEIVED BY THE FUNDS AS A RESULT OF SECURITIES LENDING ACTIVITIES IS INVESTED IN A REGISTERED MONEY MARKET PRODUCT.

     AT SEPTEMBER 30, 2009, SECURITIES OR A PORTION OF SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                                            LOANED SECURITIES    % OF      VALUE OF
                                               MARKET VALUE     ASSETS    COLLATERAL
                                            -----------------   ------   -----------
BURNHAM FUND                                   $11,050,016      16.74%   $11,420,330
BURNHAM FINANCIAL SERVICES FUND                $   469,293       0.84%   $   507,338
BURNHAM FINANCIAL INDUSTRIES FUND              $   234,323       0.19%   $   239,292
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND      $34,999,650      12.60%   $35,700,000

3.   RESTRICTED SECURITIES

     WITH THE EXCEPTION OF THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, THE FUNDS MAY NOT INVEST MORE THAN 15% OF NET ASSETS IN SECURITIES SUBJECT TO LEGAL OR CONTRACTUAL RISKS ("RESTRICTED SECURITIES"). AT SEPTEMBER 30, 2009, THE BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES, WHICHMAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IS DETERMINED IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" PURSUANT TO RULE 144A OF THE 1933 ACT.

                     DESCRIPTION,
                  DATE OF PURCHASE,
FUND               % OF NET ASSETS     SHARES      COST         VALUE
----              -----------------   -------   ----------   ----------
BURNHAM           BANK OF ATLANTA     228,572   $1,600,004   $  628,573
FINANCIAL         05/08/06
SERVICES FUND     1.13%

BURNHAM           PEREGRINE
FINANCIAL         HOLDINGS LTD.       275,000   $  301,739   $  301,739
SERVICES FUND     05/31/02
                  0.54%

BURNHAM           PROSPECT            150,000   $1,275,000   $1,406,196
FINANCIAL         CAPITAL CORP.
SERVICES FUND     8/17/09
                  2.52%

BURNHAM           PROSPECT            700,000   $5,950,000   $6,562,248
FINANCIAL         CAPITAL CORP.
INDUSTRIES FUND   8/17/09
                  5.36%

4.   TRANSACTIONS WITH AFFILIATED SECURITIES

     DURING THE PERIOD, THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                VALUE AT     COST OF     COST OF   VALUE AT     REALIZED    DIVIDEND
AFFILIATE       12/31/08    PURCHASES     SALES     9/30/09   GAIN/(LOSS)    INCOME
---------       --------   -----------   -------   --------   -----------   --------
PEREGRINE
HOLDINGS LTD.   $295,107      $6,632       $--     $301,739       $--          $--

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     EFFECTIVE JANUARY 1, 2008, THE FUNDS ADOPTED THE ACCOUNTING STANDARDS CODIFICATION 820 - FAIR VALUE MEASUREMENTS AND DISCLOSURES ("ASC 820"). ASC 820 DEFINES FAIR VALUE, ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP"), AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENT. ASC 820 ESTABLISHES A FAIR VALUE HIERARCHY THAT DISTINGUISHES BETWEEN (1) MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE FUNDS (OBSERVABLE INPUTS) AND (2) THE FUNDS' OWN ASSUMPTIONS ABOUT MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES (UNOBSERVABLE INPUTS). THE THREE LEVELS DEFINED BY THE HIERARCHY ARE AS FOLLOWS:

     LEVEL I - QUOTED PRICES (UNADJUSTED) IN ACTIVE MARKETS FOR IDENTICAL ASSETS OR LIABILITIES THAT THE REPORTING ENTITY HAS THE ABILITY TO ACCESS AT THE MEASUREMENT DATE.

     LEVEL II - INPUTS OTHER THAN QUOTED PRICES INCLUDED WITHIN LEVEL I THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, EITHER DIRECTLY OR INDIRECTLY. LEVEL II ASSETS INCLUDE THE FOLLOWING: QUOTED PRICES FOR SIMILAR ASSETS OR LIABILITIES IN ACTIVE MARKETS, QUOTED PRICES FOR IDENTICAL OR SIMILAR ASSETS OR LIABILITIES IN MARKETS THAT ARE NOT ACTIVE, INPUTS OTHER THAN QUOTED PRICES THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, AND INPUTS THAT ARE DERIVED PRINCIPALLY FROM OR CORROBORATED BY OBSERVABLE MARKET DATA BY CORRELATION OR OTHER MEANS (MARKET-CORROBORATED INPUTS).

     LEVEL III - UNOBSERVABLE PRICING INPUT AT THE MEASUREMENT DATE FOR THE ASSET OR LIABILITY. UNOBSERVABLE INPUTS SHALL BE USED TO MEASURE FAIR VALUE TO THE EXTENT THAT OBSERVABLE INPUTS ARE NOT AVAILABLE.

     IN SOME INSTANCES, THE INPUTS USED TO MEASURE FAIR VALUE MIGHT FALL IN DIFFERENT LEVELS OF THE FAIR VALUE HIERARCHY. THE LEVEL IN THE FAIR VALUE HIERARCHY WITHIN WHICH THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY FALLS SHALL BE DETERMINED BASED ON THE LOWEST INPUT LEVEL THAT IS SIGNIFICANT TO THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY.

     THE FOLLOWING TABLE SUMMARIZES THE VALUATION OF EACH FUND'S SECURITIES USING THE FAIR VALUE HIERARCHY:

AT SEPTEMBER 30, 2009                 LEVEL I       LEVEL II      LEVEL III       TOTAL
---------------------              ------------   ------------   ----------   ------------
BURNHAM FUND
   COMMON STOCK:
      CONSUMER DISCRETIONARY       $  5,704,500   $         --   $       --   $  5,704,500
      CONSUMER STAPLES                4,463,300             --           --      4,463,300
      ENERGY                         11,776,363             --           --     11,776,363
      FINANCIAL SERVICES              6,820,450             --           --      6,820,450
      HEALTH CARE                     1,821,000             --           --      1,821,000
      INDUSTRIALS                     6,438,600             --           --      6,438,600
      INFORMATION TECHNOLOGY         12,044,400             --           --     12,044,400
      MATERIALS                       2,714,300             --           --      2,714,300
      TELECOMMUNICATIONS
         SERVICES                     2,726,400             --           --      2,726,400
      UTILITIES                       1,409,500             --           --      1,409,500
   EXCHANGE TRADED FUND               4,363,400             --           --      4,363,400
   REGISTERED INVESTMENT
      COMPANY                           724,500             --           --        724,500
   OTHER DEBT OBLIGATIONS                    --     16,600,567           --     16,600,567
   WRITTEN OPTIONS                      (22,500)            --           --        (22,500)


                         NOTES TO PORTFOLIO HOLDINGS 11

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2009 (UNAUDITED)

AT SEPTEMBER 30, 2009                 LEVEL I       LEVEL II      LEVEL III       TOTAL
---------------------              ------------   ------------   ----------   ------------
BURNHAM FINANCIAL SERVICES FUND
   COMMON STOCK:
      BANKS                        $  16,408,72   $    246,170   $      --    $ 16,654,896
      DIVERSIFIED FINANCIALS         24,405,849             --    1,707,935     26,113,784
      THRIFTS & MORTGAGE
         FINANCE                     11,512,880             --      628,573     12,141,453
   OTHER DEBT OBLIGATIONS                    --        821,637           --        821,637
   WRITTEN OPTIONS                   (1,240,900)       (19,938)          --    (1,260,838)
BURNHAM FINANCIAL INDUSTRIES FUND
   COMMON STOCK:
      BANKS                          33,883,916        294,061           --     34,177,977
      DIVERSIFIED FINANCIALS         49,331,965      8,121,578    6,562,248     64,015,791
      THRIFTS & MORTGAGE
         FINANCE                     20,605,119             --           --     20,605,119
   OTHER DEBT OBLIGATIONS                    --      4,286,905           --      4,286,905
   SHORT SALES                      (22,548,368)            --           --    (22,548,368)
   WRITTEN OPTIONS                   (3,483,034)      (108,750)          --     (3,591,784)
BURNHAM US GOVERNMENT MONEY
   MARKET FUND
   U.S. GOVERNMENT
      AGENCY OBLIGATIONS                     --    164,516,004           --    164,516,004
   U.S. TREASURY OBLIGATIONS                 --     34,997,448           --     34,997,448
   U.S. GOVERNMENT
      ASSET BACKED
      COMMERCIAL PAPER                       --     34,985,672           --     34,985,672
   REPURCHASE AGREEMENTS                     --     43,200,000           --     43,200,000
   OTHER DEBT OBLIGATIONS                    --     35,768,020           --     35,768,020

THE FOLLOWING TABLE SUMMARIZES THE CHANGE IN VALUE ASSOCIATED WITH LEVEL III FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE FOR THE PERIOD ENDED SEPTEMBER 30, 2009:

                                     LEVEL III
BURNHAM FINANCIAL SERVICES FUND     ASSETS, NET
-------------------------------     -----------
COMMON STOCK:
   DIVERSIFIED FINANCIALS
   BALANCE, JANUARY 1, 2009         $1,490,539
   PURCHASES                         1,281,632
   UNREALIZED LOSS                    (435,663)
                                    ----------
   BALANCE, SEPTEMBER 30, 2009      $2,336,508
                                    ==========

                                     LEVEL III
BURNHAM FINANCIAL INDUSTRIES FUND   ASSETS, NET
---------------------------------   -----------
COMMON STOCK:
   DIVERSIFIED FINANCIALS
   BALANCE, JANUARY 1, 2009         $       --
   PURCHASES                         5,950,000
   UNREALIZED GAIN                     612,248
                                    ----------
   BALANCE, SEPTEMBER 30, 2009      $6,562,248
                                    ==========

6. SUBSEQUENT EVENTS

THE ADVISER HAS EVALUATED EVENTS AND TRANSACTIONS FOR POTENTIAL RECOGNITION OR DISCLOSURE THROUGH NOVEMBER 3, 2009 AND HAS DETERMINED THAT THERE ARE NO MATERIAL EVENTS THAT WOULD REQUIRE ADDITIONAL DISCLOSURE THROUGH THIS DATE.

                         12 NOTES TO PORTFOLIO HOLDINGS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) BURNHAM INVESTORS TRUST


By:                               /s/ Jon M. Burnham
                                  ---------------------------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             November 3, 2009
                                  ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                               /s/ Jon M. Burnham
                                  ---------------------------------------
                                  Jon M. Burnham, Chief Executive Officer

Date:                             NOVEMBER 3, 2009



By:                               /s/ Michael E. Barna
                                  -----------------------------------------
                                  Michael E. Barna, Chief Financial Officer

Date:                             November 3, 2009